SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0		$ 0		$ 0
Deferred tax asset					221,150
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0		$ 0	$ 0
Effective tax rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%